American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2021

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.2%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,992,822	18,657,765
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,070,215	7,388,189
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	10,237,468	12,325,351
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,706,650	4,958,389
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,782,891	4,848,269
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	3,410,343	5,081,682
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	3,161,479	4,765,973
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,951,668	23,115,161
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	17,313,917	20,657,931
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	12,533,873	17,235,249
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	15,940,925	19,636,952
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	230,436	300,526
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,107,080	1,471,418
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	216,982	291,252
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	9,588,776	10,824,890
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	4,980,803	5,471,092
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	2,642,300	2,835,600
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	10,591,132	11,561,004
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	10,784,640	11,673,925
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	20,853,443	23,026,022
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	24,203,250	26,212,298
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,541,975	9,322,473
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,130,170	1,248,364
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	13,559,886	15,092,504
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	17,210,274	19,279,256
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	706,934	809,935
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	13,127,544	14,615,231
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	23,874,750	26,249,486
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	15,971,850	17,628,619
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	56,527,086	62,093,902
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	5,092,950	5,613,370
TOTAL U.S. TREASURY SECURITIES (Cost $365,510,252)		404,292,078
CORPORATE BONDS — 11.8%
Aerospace and Defense — 0.1%
Raytheon Technologies Corp., 4.125%, 11/16/28	720,000	819,995
Automobiles — 0.3%
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	501,725
General Motors Co., 5.15%, 4/1/38	1,140,000	1,361,989
		1,863,714
Banks — 2.2%
Banco Santander SA, 2.96%, 3/25/31	1,000,000	1,029,429
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,480,000	1,430,316
Bank of America Corp., VRN, 3.42%, 12/20/28	395,000	428,399
Bank of America Corp., VRN, 2.48%, 9/21/36	500,000	490,340
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	577,000	577,312
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	2,005,000	2,199,668
Citigroup, Inc., VRN, 1.46%, 6/9/27	990,000	984,754
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,013,000	1,102,276

Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	770,000	817,065
DNB Bank ASA, VRN, 1.61%, 3/30/28(2)	446,000	443,979
HSBC Holdings plc, VRN, 2.80%, 5/24/32	440,000	446,240
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	485,000	486,278
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,740,000	1,744,983
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	1,175,000	1,221,160
National Australia Bank Ltd., 2.99%, 5/21/31(2)	860,000	870,895
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	330,000	329,977
Wells Fargo & Co., MTN, VRN, 2.16%, 2/11/26	1,910,000	1,970,915
		16,573,986
Biotechnology — 0.1%
AbbVie, Inc., 4.45%, 5/14/46	590,000	711,943
Gilead Sciences, Inc., 3.65%, 3/1/26	300,000	328,957
		1,040,900
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(2)	1,155,000	1,129,425
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	521,000	515,686
Blue Owl Finance LLC, 4.125%, 10/7/51(2)(3)	767,000	752,427
FS KKR Capital Corp., 4.25%, 2/14/25(2)	641,000	677,375
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,410,000	1,562,226
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	895,000	883,614
Golub Capital BDC, Inc., 2.05%, 2/15/27	465,000	457,873
Hercules Capital, Inc., 2.625%, 9/16/26	598,000	598,140
Main Street Capital Corp., 3.00%, 7/14/26	760,000	775,654
Morgan Stanley, MTN, VRN, 0.53%, 1/25/24	2,305,000	2,307,136
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	180,000	177,014
Morgan Stanley, VRN, 1.59%, 5/4/27	1,938,000	1,944,896
Morgan Stanley, VRN, 2.48%, 9/16/36	903,000	884,269
Prospect Capital Corp., 3.71%, 1/22/26	745,000	767,888
Prospect Capital Corp., 3.44%, 10/15/28	720,000	700,812
UBS Group AG, VRN, 1.49%, 8/10/27(2)	1,080,000	1,068,156
		15,202,591
Diversified Financial Services — 0.1%
Blackstone Private Credit Fund, 1.75%, 9/15/24(2)	338,000	337,670
Block Financial LLC, 2.50%, 7/15/28	430,000	436,460
		774,130
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.55%, 12/1/33	1,140,000	1,122,583
AT&T, Inc., 3.55%, 9/15/55	1,011,000	999,029
British Telecommunications plc, 3.25%, 11/8/29(2)	1,430,000	1,497,053
Telefonica Emisiones SA, 4.90%, 3/6/48	1,275,000	1,535,692
Verizon Communications, Inc., 4.33%, 9/21/28	936,000	1,076,873
Verizon Communications, Inc., 1.75%, 1/20/31	725,000	689,624
Verizon Communications, Inc., 2.65%, 11/20/40	622,000	585,224
Verizon Communications, Inc., 2.99%, 10/30/56	485,000	448,926
		7,955,004
Electric Utilities — 0.3%
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	592,212
Duke Energy Progress LLC, 2.00%, 8/15/31	1,220,000	1,199,482
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	439,100
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	333,437
		2,564,231
Equity Real Estate Investment Trusts (REITs) — 1.2%
Broadstone Net Lease LLC, 2.60%, 9/15/31	375,000	370,837
Crown Castle International Corp., 3.80%, 2/15/28	1,122,000	1,234,865

Lexington Realty Trust, 2.375%, 10/1/31	975,000	946,539
Life Storage LP, 2.40%, 10/15/31(3)	961,000	952,479
National Retail Properties, Inc., 3.00%, 4/15/52	2,000,000	1,897,451
Office Properties Income Trust, 2.40%, 2/1/27	608,000	601,228
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(3)	367,000	363,352
Piedmont Operating Partnership LP, 2.75%, 4/1/32	650,000	639,686
Rexford Industrial Realty LP, 2.15%, 9/1/31	513,000	494,988
Simon Property Group LP, 2.25%, 1/15/32	925,000	904,824
Sun Communities Operating LP, 2.30%, 11/1/28(3)	531,000	532,313
		8,938,562
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	600,000	665,307
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	237,000	248,159
Health Care Providers and Services — 0.2%
Cigna Corp., 4.90%, 12/15/48	300,000	384,026
CVS Health Corp., 4.78%, 3/25/38	260,000	319,104
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	551,598
		1,254,728
Industrial Conglomerates — 0.2%
General Electric Co., 4.35%, 5/1/50	460,000	556,228
Honeywell International, Inc., 1.75%, 9/1/31	906,000	883,735
		1,439,963
Insurance — 1.0%
American International Group, Inc., 4.50%, 7/16/44	680,000	831,323
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	710,000	723,529
Athene Global Funding, 1.99%, 8/19/28(2)	1,297,000	1,281,434
Athene Global Funding, 2.67%, 6/7/31(2)	1,395,000	1,407,799
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	1,061,000	1,057,429
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	395,000	399,549
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	1,095,000	1,138,999
SBL Holdings, Inc., 5.125%, 11/13/26(2)	540,000	599,896
		7,439,958
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	1,340,000	1,383,944
Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	820,000	806,374
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,307,317
Comcast Corp., 3.75%, 4/1/40	200,000	224,950
Cox Communications, Inc., 2.60%, 6/15/31(2)	453,000	458,845
Discovery Communications LLC, 4.65%, 5/15/50	430,000	499,296
Time Warner Cable LLC, 4.50%, 9/15/42	1,155,000	1,266,071
ViacomCBS, Inc., 4.375%, 3/15/43	530,000	607,423
		5,170,276
Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 2.65%, 6/1/31	560,000	572,487
Dominion Energy, Inc., 2.25%, 8/15/31	480,000	478,880
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	686,082
Sempra Energy, 3.25%, 6/15/27	350,000	379,381
		2,116,830
Oil, Gas and Consumable Fuels — 0.4%
Chevron Corp., 2.00%, 5/11/27	390,000	402,519
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	301,174
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	335,551
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	729,428

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,078,589
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	400,000	427,869
		3,275,130
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50(2)	215,000	228,986
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)	245,000	243,067
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 2.80%, 8/12/41	990,000	987,978
Qorvo, Inc., 4.375%, 10/15/29	735,000	802,069
Qorvo, Inc., 3.375%, 4/1/31(2)	370,000	390,591
		2,180,638
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40	1,075,000	1,116,512
Specialty Retail — 0.1%
AutoNation, Inc., 1.95%, 8/1/28	600,000	592,163
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.65%, 2/8/51	375,000	359,277
Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,305,000	1,504,261
HP, Inc., 2.65%, 6/17/31(2)	940,000	931,425
		2,794,963
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	980,000	1,071,562
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	578,501
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 3.40%, 10/15/52(2)	775,000	757,390
TOTAL CORPORATE BONDS (Cost $87,293,742)		88,291,190
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
Private Sponsor Collateralized Mortgage Obligations — 7.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	24,198	24,754
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	202,795	204,590
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	246,230	248,712
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	335,888	340,031
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	357,931	360,974
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	944,838	945,800
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	973,912	977,465
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	822,088	823,700
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	670,651	670,785
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 1.90%, (SOFR plus 1.85%), 6/25/31(2)	3,200,000	3,212,318
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.05%, (SOFR plus 1.00%), 9/25/31(2)	2,250,000	2,251,758
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	169,877	175,372
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(2)	870,107	872,355
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	635,179	641,147
COLT Mortgage Loan Trust, Series 2021-HX1, Class A3, VRN, 1.45%, 10/25/66(2)	4,075,000	4,076,688
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	434,701	441,504
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	797,711	798,005
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	2,050,000	2,049,982
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)(3)	3,630,000	3,628,520
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(2)	1,083,500	1,087,672
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	814,442	814,737
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	472,313	477,484
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.89%, 10/25/29(2)	1,049,427	1,077,968
JP Morgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	2,036,716	2,079,903

JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.48%, 1/25/47(2)	889,314	901,940
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)	2,090,000	2,145,406
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,298,077	1,318,220
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	6,132,083	6,265,976
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,890,706	2,947,241
SG Residential Mortgage Trust, Series 2021-1, Class A3 SEQ, VRN, 1.56%, 7/25/61(2)	1,738,761	1,737,075
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)	2,544,561	2,551,817
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,763,583
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	1,760,195	1,786,605
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(2)	1,187,251	1,201,410
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)	2,126,546	2,124,311
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	2,000,000	2,001,117
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)	1,218,326	1,230,199
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	105,310	109,455
		58,366,579
U.S. Government Agency Collateralized Mortgage Obligations — 1.7%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	5,000,000	5,735,529
FHLMC, Series K108, Class A2 SEQ, 1.52%, 3/25/30	6,000,000	5,976,744
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	760,568	769,914
		12,482,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,584,303)		70,848,766
ASSET-BACKED SECURITIES — 7.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	3,600,000	3,627,109
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	1,385,417	1,390,464
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	342,370	350,357
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	1,500,000	1,469,297
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	1,900,000	1,894,576
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	2,330,168	2,336,977
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(2)	1,595,310	1,617,478
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	1,390,812	1,416,425
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	846,695	855,971
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,116,414	1,141,273
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	1,749,679	1,787,785
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(2)	2,518,406	2,519,179
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	2,229,681	2,214,859
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	1,279,868	1,303,199
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	198,664	200,355
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	2,997,040	3,032,715
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)	1,500,000	1,485,740
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)	7,625,000	7,635,245
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	1,600,000	1,589,260
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(2)	1,865,625	1,908,430
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	664,099	685,916
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	2,449,895	2,491,617
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	4,262,233	4,264,570
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	3,595,000	3,606,590
Taco Bell Funding LLC, Series 2021-1A, Class A2II SEQ, 2.29%, 8/25/51(2)	1,500,000	1,500,273
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	2,200,000	2,172,522
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)	3,466,313	3,540,259
TOTAL ASSET-BACKED SECURITIES (Cost $57,829,955)		58,038,441
COLLATERALIZED LOAN OBLIGATIONS — 5.5%
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/34(2)	1,425,000	1,425,013
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 1.73%, (3-month LIBOR plus 1.60%), 4/18/31(2)	3,500,000	3,499,523

Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(2)	1,750,000	1,751,046
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 2.36%, (3-month LIBOR plus 2.25%), 8/20/32(2)	1,025,000	1,025,563
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.74%, (3-month LIBOR plus 2.60%), 4/22/32(2)	1,700,000	1,698,134
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.10%, (3-month LIBOR plus 0.97%), 4/18/31(2)	3,400,000	3,400,663
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	3,000,000	2,985,089
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.25%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,700,000	1,700,899
KKR CLO Ltd., Series 2019, Class A2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 10/15/30(2)	3,300,000	3,288,430
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,250,000	2,248,952
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.11%, (3-month LIBOR plus 0.98%), 4/15/31(2)	2,500,000	2,505,116
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 1.53%, (3-month LIBOR plus 1.40%), 1/15/34(2)	2,600,000	2,595,067
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(2)	2,300,000	2,306,216
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/20/34(2)	3,000,000	2,981,053
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,801,213
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.86%, (3-month LIBOR plus 1.75%), 7/20/34(2)	2,000,000	2,001,123
THL Credit Wind River Clo Ltd., Series 2019-3A, Class CR, VRN, 2.28%, (3-month LIBOR plus 2.20%), 4/15/31(2)	2,550,000	2,560,386
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.20%, (3-month LIBOR plus 1.07%), 10/20/28(2)	1,568,093	1,568,786
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $41,313,901)		41,342,272
EXCHANGE-TRADED FUNDS — 3.6%
Vanguard Intermediate-Term Corporate Bond ETF	141,600	13,368,456
Vanguard Short-Term Corporate Bond ETF	159,400	13,136,154
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,315,639)		26,504,610
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	3,000,000	3,082,096
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.10%, (1-month LIBOR plus 2.00%), 9/15/36(2)	1,900,000	1,906,781
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.50%, (1-month LIBOR plus 2.40%), 9/15/36(2)	2,200,000	2,208,722
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	2,801,000	3,001,038
BX Trust , Series 2019-OC11, Class C, 3.86%, 12/9/41(2)	2,050,000	2,206,211
BXMT Ltd., Series 2020-FL2, Class B, VRN, 1.56%, (SOFR plus 1.51%), 2/15/38(2)	2,400,000	2,398,988
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 1.68%, (1-month LIBOR plus 1.60%), 5/15/36(2)	1,900,000	1,908,244
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class D, VRN, 2.53%, (1-month LIBOR plus 2.45%), 7/15/32(2)	1,875,000	1,882,373
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(2)	2,815,000	2,903,995
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,562,905)		21,498,448
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,278,992)	2,400,000	3,099,278
MUNICIPAL SECURITIES — 0.1%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34(2)(3) (Cost $400,000)	400,000	405,440
TEMPORARY CASH INVESTMENTS(4) — 5.6%
Chariot Funding LLC, 0.09%, 10/19/21(2)(5)	15,000,000	14,999,303
Landesbank Baden-Wuerttemberg, 0.00%, 10/1/21(2)(5)	15,268,000	15,267,964
LMA-Americas LLC, 0.07%, 10/14/21(2)(5)	11,000,000	10,999,641
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,773	3,773
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,270,820)		41,270,681
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $715,360,509)		755,591,204
OTHER ASSETS AND LIABILITIES — (1.4)%		(10,141,233)
TOTAL NET ASSETS — 100.0%		$745,449,971

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	920,967	AUD	1,248,836	Bank of America N.A.	12/15/21	$17,824
CAD	11,518,928	USD	9,099,039	Bank of America N.A.	12/15/21	(4,797)
USD	7,075,596	CAD	8,970,264	Bank of America N.A.	12/15/21	(6,465)
						$6,562

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	411	December 2021	$50,447,039	$(360,426)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	45	December 2021	$5,922,422	$24,943
U.S. Treasury Long Bonds	49	December 2021	7,801,718	195,904
U.S. Treasury Ultra Bonds	46	December 2021	8,788,875	312,986
			$22,513,015	$533,833
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$575	$1,031,537	$1,032,112
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	224,344	224,861
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	1,199,192	1,198,538
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(600)	825,987	825,387
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	722,055	721,454
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(611)	787,279	786,668
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(601)	917,094	916,493
CPURNSA	Receive	2.26%	2/1/25	$12,000,000	573	595,543	596,116
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	447,218	447,743
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	492,368	492,923
CPURNSA	Receive	2.33%	2/2/26	$20,000,000	622	997,462	998,084
CPURNSA	Receive	2.70%	8/27/26	$15,000,000	580	98,387	98,967
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	315,663	315,109
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	475,691	475,067
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(574)	647,076	646,502
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	644,806	644,240
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	98,401	97,885
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	496,067	495,513
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	488,768	489,300
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	1,128,436	1,129,022
CPURNSA	Receive	2.51%	8/27/31	$7,500,000	575	102,483	103,058
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	603	136,087	136,690
					$(212)	$12,871,944	$12,871,732

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	$(483,058)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(158,124)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	235,136
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	313,865
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	82,845
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	183,008
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(108,206)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(124,455)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(113,057)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(39,140)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,258,866)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(684,161)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	138,297
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,115,435
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	1,276,957
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	118,933
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	108,470
						$(1,396,121)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,200,026.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $241,462,190, which represented 32.4% of total net assets. Of these securities, 1.3% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,680,000.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	404,292,078	—
Corporate Bonds	—	88,291,190	—
Collateralized Mortgage Obligations	—	70,848,766	—
Asset-Backed Securities	—	58,038,441	—
Collateralized Loan Obligations	—	41,342,272	—
Exchange-Traded Funds	26,504,610	—	—
Commercial Mortgage-Backed Securities	—	21,498,448	—
U.S. Government Agency Securities	—	3,099,278	—
Municipal Securities	—	405,440	—
Temporary Cash Investments	3,773	41,266,908	—
	26,508,383	729,082,821	—
Other Financial Instruments
Futures Contracts	533,833	—	—
Swap Agreements	—	16,444,678	—
Forward Foreign Currency Exchange Contracts	—	17,824	—
	533,833	16,462,502	—
Liabilities
Other Financial Instruments
Futures Contracts	360,426	—	—
Swap Agreements	—	4,969,067	—
Forward Foreign Currency Exchange Contracts	—	11,262	—
	360,426	4,980,329	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.